Exhibit 99.1

CIT Equipment Collateral 2006-VT1

Monthly Servicing Report

		Determination Date:			11/16/06
			Collection Period:	10/01/06	10/31/06
			Record Date:		11/17/06
			Payment Date:		11/20/06
I. AVAILABLE FUNDS

A. Collections

a.	Scheduled Payments Received				$34,982,014.04
b.	Liquidation Proceeds Allocated to Owner Trust				720,605.11
c.	Prepayments on Contracts				1,137,560.91
d.	Payments on Purchased Contracts				265,732.70
e.	Proceeds of Clean-up Call				0.00
f.	Investment Earnings on Collection Account				0.00

		Total Collections			$37,105,912.76

B. Determination of Available Funds

a.	Total Collections				$37,105,912.76
b.	Servicer Advances				3,683,225.43
c.	Recoveries of prior Servicer Advances				(3,577,221.95)
d.	Withdrawal from Reserve Account				233,400.83

		Total Available Funds =			$37,445,317.07

II. DISTRIBUTION AMOUNTS

A. COLLECTION ACCOUNT DISTRIBUTION

1.	Servicing Fee				472,139.30

2.	Class A-1 Note Interest Distribution		412,365.40
	Class A-1 Note Principal Distribution		31,199,493.25
	Aggregate Class A-1 distribution				31,611,858.65

3.	Class A-2 Note Interest Distribution		765,225.00
	Class A-2 Note Principal Distribution		0.00
	Aggregate Class A-2 distribution				765,225.00

4.	Class A-3 Note Interest Distribution		1,410,750.00
	Class A-3 Note Principal Distribution		0.00
	Aggregate Class A-3 distribution				1,410,750.00

5.	Class A-4 Note Interest Distribution		403,297.00
	Class A-4 Note Principal Distribution		0.00
	Aggregate Class A-4 distribution				403,297.00

6.	Class B Note Interest Distribution		74,078.66
	Class B Note Principal Distribution		758,906.60
	Aggregate Class B distribution				832,985.26

7.	Class C Note Interest Distribution		74,786.87
	Class C Note Principal Distribution		758,906.60
	Aggregate Class C distribution				833,693.47

8.	Class D Note Interest Distribution		103,492.93
	Class D Note Principal Distribution		1,011,875.46
	Aggregate Class D distribution				1,115,368.39

9.	Deposit to the Reserve Account				0.00

10.	Trustee Expenses				0.00

11.	Remainder to the holder of the equity certificate				0.00

		Collection Account Distributions =			37,445,317.07

B. INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =			0.00

III. INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

		Distribution	Class A-1	Class A-2	Class A-3	Class A-4
		Amounts	Notes	Notes	Notes	Notes

1	.	Interest Due	412,365.40	765,225.00	1,410,750.00	403,297.00
2	.	Interest Paid	412,365.40	765,225.00	1,410,750.00	403,297.00
3	.	Interest Shortfall	0.00	0.00	0.00	0.00
		((1) minus (2))
4	.	Principal Paid	31,199,493.25	0.00	0.00	0.00

5	.	Total Distribution Amount	31,611,858.65	765,225.00	1,410,750.00	403,297.00
		((2) plus (4))

		Distribution	Class B	Class C	Class D	Total Offered
		Amounts	Notes	Notes	Notes	Notes

1	.	Interest Due	74,078.66	74,786.87	103,492.93	3,243,995.86
2	.	Interest Paid	74,078.66	74,786.87	103,492.93	3,243,995.86
3	.	Interest Shortfall	0.00	0.00	0.00	0.00
		((1) minus (2))
4	.	Principal Paid	758,906.60	758,906.60	1,011,875.46	33,729,181.91

5	.	Total Distribution Amount	832,985.26	833,693.47	1,115,368.39	36,973,177.77
		((2) plus (4))

IV. Information Regarding the Securities

	A Summary of Balance Information

			Applicable	Principal Balance	Class Factor	Principal Balance	Class Factor
		Class	Coupon	Nov-06	Nov-06	Oct-06	Oct-06
			Rate	Payment Date	Payment Date	Payment Date	Payment Date

a.		Class A-1 Notes	4.98953%	64,776,671.38	0.19629	95,976,164.63	0.29084
b.		Class A-2 Notes	5.1300%	179,000,000.00	1.00000	179,000,000.00	1.00000
c.		Class A-3 Notes	5.1300%	330,000,000.00	1.00000	330,000,000.00	1.00000
d.		Class A-4 Notes	5.1600%	93,790,000.00	1.00000	93,790,000.00	1.00000
e.		Class B Notes	5.2300%	16,238,108.22	0.71565	16,997,014.82	0.74910
f.		Class C Notes	5.2800%	16,238,108.22	0.71565	16,997,014.82	0.74910
g.		Class D Notes	5.4800%	21,650,810.97	0.71566	22,662,686.43	0.74911

h.		Total Offered Notes		721,693,698.79		755,422,880.70

	B Other Information

			Scheduled	Scheduled
			Principal Balance	Principal Balance
		Class	Nov-06	Oct-06
			Payment Date	Payment Date

		Class A-1 Notes	66,515,650.26	98,563,025.27

				Target	Class	Target	Class
			Class	Principal Balance	Floor	Principal Amount	Floor
		Class	Percentage	Nov-06	Nov-06	Oct-06	Oct-06
				Payment Date	Payment Date	Payment Date	Payment Date

		Class A	92.50%	667,566,671.38		698,766,164.63
		Class B	2.25%	16,238,108.22	0.00	16,997,014.82	0.00
		Class C	2.25%	16,238,108.22	0.00	16,997,014.82	0.00
		Class D	3.00%	21,650,810.97	0.00	22,662,686.43	0.00

V. PRINCIPAL

     A. MONTHLY PRINCIPAL AMOUNT

1	.		Principal Balance of Notes and Equity Certificates			755,422,880.70
			(End of Prior Collection Period)
2	.		Contract Pool Principal Balance (End of Collection Period)			721,693,698.79

			Total monthly principal amount			33,729,181.91

B. PRINCIPAL BREAKDOWN					No. of Accounts

1	.		Scheduled Principal		71,292	31,290,873.44
2	.		Prepaid Contracts		172	1,132,189.38
3	.		Defaulted Contracts		222	1,040,386.39
4	.		Contracts purchased by CIT Financial USA, Inc.		1	265,732.70

			Total Principal Breakdown		71,687	33,729,181.91

VI. CONTRACT POOL DATA

A. CONTRACT POOL CHARACTERISTICS

					Original	Nov-06	Oct-06
					Pool	Payment Date	Payment Date

1	.	a.	Contract Pool Balance		1,008,422,983.17	721,693,698.79	755,422,880.70
		b.	No of Contracts		74,262	71,292	71,687
		c.	Pool Factor		1.0000	0.7157	0.7491

2	.		Weighted Average Remaining Term		37.10	29.97	30.68

3	.		Weighted Average Original Term		43.20

B. DELINQUENCY INFORMATION

					% of Aggregate
				% of	Required Payoff	No. Of	Aggregate Required
				Contracts	Amount	Accounts	Payoff Amounts

1	.		Current	95.82%	96.89%	68,309	706,452,833.31
			31-60 days	2.12%	1.91%	1,514	13,959,037.07
			61-90 days	0.79%	0.59%	565	4,283,053.94
			91-120 days	0.58%	0.30%	413	2,180,427.73
			121-150 days	0.41%	0.20%	293	1,477,220.30
			151-180 days	0.28%	0.11%	198	800,257.15
			180+days (1)	0.00%	0.00%	0	0.00

			Total Delinquency	100.00%	100.00%	71,292	729,152,829.50

2	.		Delinquent Scheduled Payments:

			Beginning of Collection Period			7,353,127.23
			End of Collection Period			7,459,130.71

			Change in Delinquent Scheduled Payments			106,003.48

(1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C below

C. DEFAULTED CONTRACT INFORMATION

1	.		Aggregate Contract Balance on Defaulted Contracts			1,040,386.39
2	.		Liquidation Proceeds (or other cash collections on Defaulted contracts) received			720,605.11

			Current period reported net losses			319,781.28

3	.		Cumulative Reported Net Losses			1,510,496.89

4	.		Cumulative Net Loss Ratio			0.1498%

5	.		Cummlative Net Loss Trigger			1.7500%

VII. MISCELLANEOUS INFORMATION

A. SERVICER ADVANCE BALANCE

1	.		Opening Servicer Advance Balance			7,353,127.23
2	.		Current Period Servicer Advance			3,683,225.43
3	.		Recoveries of prior Servicer Advances			(3,577,221.95)

4	.		Ending Servicer Advance Balance			7,459,130.71

5			Unreimbursed Servicer Advances			0.00

B. RESERVE ACCOUNT

1	.	Opening Reserve Account			58,545,273.25
2	.	Deposit from the Collection Account			0.00
3	.	Withdrawals from the Reserve Account			(233,400.83)
4	.	Investment Earnings.			263,352.82
5	.	Investment Earnings Distributions to the Depositor			(263,352.82)
6	.	Remaining available amount			58,311,872.42
7	.	Specified Reserve Account Balance			55,931,261.66
8	.	Reserve Account Surplus/(Shortfall)			2,380,610.76
9	.	Distribution of Reserve Account Surplus to the Depositor			(2,380,610.76)
10	.	Ending Reserve Account Balance			55,931,261.66
11	.	Reserve Account deficiency			0.00
12	.	Reserve Account Floor			30,252,689.50
C. OTHER RELATED INFORMATION
1	.	Discount Rate		5.8890%
2	.	Life to Date Prepayment (CPR)		4.14%
3	.	Life to Date Substitutions:
		a. Prepayments	0.00
		b. Defaults	0.00

4	.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				0
5	.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				0
6	.	Any material breaches of pool assets representations or warranties or transaction covenants:				0
7	.	Information regarding pool asset substitutions and repurchase:				265,732.70
8	.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures
		used to originate, acquire, or select new pool assets:				0

D1. Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded

1		Unreimbursed Servicer Advances;
2		Servicing Fee;
3		a.	Class A-1 Note Interest Distribution
		b.	Class A-2 Note Interest Distribution
		c.	Class A-3 Note Interest Distribution
		d.	Class A-4 Note Interest Distribution;
4		Class B Note Interest Distribution;
5		Class C Note Interest Distribution;
6		Class D Note Interest Distribution;
7		Class A-1 Note Principal Distribution;
8		Class A-2 Note Principal Distribution;
9		Class A-3 Note Principal Distribution;
10		Class A-4 Note Principal Distribution;
11	.	Class B Note Principal Distribution;
12		Class C Note Principal Distribution;
13		Class D Note Principal Distribution;
14		Class A-1 Note Reallocated Principal Distribution
15		Class A-2 Note Reallocated Principal Distribution;
16		Class A-3 Note Reallocated Principal Distribution;
17		Class A-4 Note Reallocated Principal Distribution;
18	.	Class B Note Reallocated Principal Distribution;
19		Class C Note Reallocated Principal Distribution;
20		Class D Note Reallocated Principal Distribution;
21		Deposit to the Reserve Account;
22		Any amounts owing to the Trustees; and
23		Remainder to the holder of the equity certificate.

D2. Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded

1		Unreimbursed Servicer Advances;
2		Servicing Fee;
3		a.	Class A-1 Note Interest Distribution
		b.	Class A-2 Note Interest Distribution
		c.	Class A-3 Note Interest Distribution
		d.	Class A-4 Note Interest Distribution;
4		Class B Note Interest Distribution;
5		Class C Note Interest Distribution;
6		Class D Note Interest Distribution;
7		Class A-1 Note Principal Distribution;
8		Class A-2 Note Principal Distribution;
9		Class A-3 Note Principal Distribution;
10		Class A-4 Note Principal Distribution;
11	.	Class B Note Principal Distribution;
12		Class C Note Principal Distribution;
13		Class D Note Principal Distribution;
14		Deposit to the Reserve Account;
15		Any amounts owing to the Trustees; and
16		Remainder to the holder of the equity certificate.

E. DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of	% of	% of	% of	% of (2)
	Aggregate	Aggregate	Aggregate	Aggregate	Aggregate
	Required Payoff	Required Payoff	Required Payoff	Required Payoff	Required Payoff
	Amounts	Amounts	Amounts	Amounts	Amounts
Collection
Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

10/31/06	1.91%	0.59%	0.30%	0.20%	0.11%
09/30/06	2.01%	0.86%	0.27%	0.17%	0.12%
08/31/06	2.89%	0.48%	0.20%	0.19%	0.14%
07/31/06	2.48%	0.51%	0.25%	0.18%	0.16%
06/30/06	1.75%	0.47%	0.21%	0.18%	0.01%
05/31/06	2.03%	0.41%	0.21%	0.00%	0.00%
04/30/06	1.48%	0.60%	0.00%	0.00%	0.00%
03/31/06	2.15%	0.00%	0.00%	0.00%	0.00%
02/28/06	0.00%	0.00%	0.00%	0.00%	0.00%

Collection	Monthly Net	Monthly Net
Month	Loss Percentage	Losses	LTD CPR

October-06	0.032%	319,781.28	4.14%
September-06	0.025%	253,738.55	4.13%
August-06	0.039%	394,199.13	4.31%
July-06	-0.006%	(60,062.47)	4.23%
June-06	0.027%	269,466.93	5.04%
May-06	0.025%	256,687.85	5.80%
April-06	0.008%	76,685.62	6.47%
March-06	0.000%	0.00	9.70%
February-06	0.000%	0.00	10.75%

(2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C above

CIT Equipment Collateral 2006-VT1 Statistical Information by Business Units

						Cum. Gross	Cum. Net
Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Cumulative Gross Losses ($)	Cumulative Net Losses ($)	Losses %	Losses %	LTD CPR

10/31/06	Avaya Portfolio	$151,615,947.77	$152,271,479.38	$1,110,293.51	$921,991.34	0.58%	0.48%	3.79%
10/31/06	DFS Portfolio	381,130,528.41	386,665,794.93	2,693,849.83	0.00	0.47%	0.00%	4.48%
10/31/06	Other	188,947,222.61	190,215,555.19	727,898.88	588,505.55	0.30%	0.25%	3.73%

	Totals	721,693,698.79	729,152,829.50	4,532,042.22	1,510,496.89	0.449%	0.1498%	4.14%

Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	Delq 121-150%	Delq 151-180%	Delq 180+ %

10/31/06	Avaya Portfolio	97.68%	1.66%	0.39%	0.16%	0.09%	0.02%	0.00%
10/31/06	DFS Portfolio	96.59%	2.01%	0.64%	0.34%	0.28%	0.14%	0.00%
10/31/06	Other	96.85%	1.92%	0.63%	0.33%	0.14%	0.13%	0.00%

	Totals	96.89%	1.91%	0.59%	0.30%	0.20%	0.11%	0.00%

			No.of		No. of		No. of		No. of		No. of		No. of		No. of
		Delq.	Delq		Delq	Delq	Delq	Delq	Delq	Delq	Delq	Delq	Delq	Delq	Delq
Coll. Period	Portfolio Name	Current	Current	Delq 31-60	31-60	61-90	61-90	91-120	91-120	121-150	121-150	151-180	151-180	180+	180+

10/31/06	Avaya Portfolio	$148,746,118.46	6,538	$2,528,855.75	133	$589,155.43	50	$244,231.62	24	$139,391.66	16	$23,726.46	3	$0.00	0
10/31/06	DFS Portfolio	373,474,991.61	46,663	7,787,399.16	1,114	2,490,219.75	413	1,313,522.60	340	1,063,405.10	255	536,256.71	174	0.00	0
10/31/06	Other	184,231,723.24	15,108	3,642,782.16	267	1,203,678.76	102	622,673.51	49	274,423.54	22	240,273.98	21	0.00	0

	Totals	706,452,833.31	68,309	13,959,037.07	1,514	4,283,053.94	565	2,180,427.73	413	1,477,220.30	293	800,257.15	198	0.00	0